Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Current assets:
Cash and cash equivalents	$ 950	$ 13,311
Short term investments	8,791	0
Deposits, prepayments and other current assets	143	320
Current assets of discontinued operations	0	1,873
Total current assets	9,884	15,504
Property and equipment, net	5	3
Right-of-use asset	0	1,235
Non-current assets of discontinued operations	0	0
Total non-current assets	5	1,238
Total Assets	9,889	16,742
Current liabilities:
Other payables and accrued liabilities	158	426
Lease liability	0	1,059
Current liabilities of discontinued operations	0	2,927
Total current liabilities	158	13,930
Lease liability	0	250
Non-current liabilities of discontinued operations	0	0
Total non-current liabilities	0	250
Total Liabilities	158	14,180
Shareholders’ Equity:
Ordinary shares (US$0.0001 par value; authorized 500,000,000 shares; issued and outstanding 56,000,000* and 168,000,000* shares as of June 30, 2024 and 2025, respectively)	17	6
Additional paid-in capital	45,783	33,256
Accumulated deficit	(36,069)	(30,700)
Total shareholders’ equity	9,731	2,562
Total Liabilities and shareholders’ equity	9,889	16,742
Related Party [Member]
Current liabilities:
Due to related parties	$ 0	$ 9,518